Taxation (Details) - Schedule of Valuation Allowances the Related Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Valuation Allowances the Related Deferred Tax Assets [Abstract]
Balance at the beginning of the year	$ (163,233)	$ (138,287)	$ (97,481)
(Additions)/Reversals	15,809	(24,946)	(40,806)
Balance at end of the year	$ (147,424)	$ (163,233)	$ (138,287)